FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in Cash and cash equivalents)	$ 9,761	$ 1,051
Governmental bonds
Corporate bonds
Foreign currency cash flow hedges
Total	9,761	1,051
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in Cash and cash equivalents)
Governmental bonds	9,282	9,962
Corporate bonds	32,473	30,752
Foreign currency cash flow hedges	(450)	(582)
Total	41,305	40,132
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in Cash and cash equivalents)
Governmental bonds
Corporate bonds
Foreign currency cash flow hedges
Total